Fair Value - Fair Value Hierarchy for Assets and Liabilities Measured at Fair Value (FY) (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024	Oct. 22, 2024	Oct. 01, 2024	Dec. 31, 2023
Assets:
Investment in debt securities - AFS	$ 9,017	$ 11,187			$ 0
Exchange-traded investments at FVTNI		0			9,685
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	4,370	14,752
Warrant liability	22,996	34,023			0
Embedded derivative liability	1,796	0			1,994
Accounts payable	3,710	3,248
Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable		0			347
WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		17,230	$ 15,690
Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	7,146	16,793		$ 786
Quoted Prices in Active Markets for Identical Assets (Level 1)
Assets:
Investment in debt securities - AFS	0	0
Exchange-traded investments at FVTNI					9,685
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	0	0
Embedded derivative liability	0				0
Quoted Prices in Active Markets for Identical Assets (Level 1) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable					347
Quoted Prices in Active Markets for Identical Assets (Level 1) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	0	0
Significant Other Observable Inputs (Level 2)
Assets:
Investment in debt securities - AFS	0	0
Exchange-traded investments at FVTNI					0
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	0	0
Embedded derivative liability	0				0
Significant Other Observable Inputs (Level 2) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable					0
Significant Other Observable Inputs (Level 2) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	7,146	16,793
Significant Unobservable Inputs (Level 3)
Assets:
Investment in debt securities - AFS	9,017	11,187
Exchange-traded investments at FVTNI					0
Liabilities, Fair Value Disclosure [Abstract]
Earnout liability	4,370	14,752
Embedded derivative liability	1,796				1,994
Significant Unobservable Inputs (Level 3) | Related party
Liabilities, Fair Value Disclosure [Abstract]
Accounts payable					$ 0
Significant Unobservable Inputs (Level 3) | WTI warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability		17,230
Significant Unobservable Inputs (Level 3) | Private placement warrants
Liabilities, Fair Value Disclosure [Abstract]
Warrant liability	$ 0	$ 0